Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 01, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	WEST SUBURBAN BANCORP INC
Entity Central Index Key	0000805080
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 73,988,980	[1]
Entity Common Stock, Shares Outstanding		426,850
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

[1]	Based on the last independently appraised fair value of the Registrant's common stock as of March 1, 2012 and reports of beneficial ownership filed by directors and executive officers of Registrant and by beneficial owners of more than 5% of the outstanding shares of common stock of Registrant; however, such determination of shares owned by affiliates does not constitute an admission of affiliate status or beneficial interest in shares of common stock of Registrant.